INCOME TAX	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 17 - INCOME TAX

For the nine months ended March 31, 2026 and 2025, the local (US) and foreign components of loss before income taxes consisted of the following:

	Nine months ended March 31,
	2026	2025
Tax jurisdiction from:
- Local (US regime)	$(2,384,348)	$(3,424,317)
- Foreign, including
British Virgin Islands	204,556	237,051
Malaysia	(207,511)	(296,259)
Labuan, Malaysia	20,603	(2,469)

Loss before income taxes	$(2,366,700)	$(3,485,994)

The provision for income taxes consisted of the following:

Nine months ended March 31,
	2026	2025
Current tax:
- Local	$-	$-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

The effective tax rate in the periods presented reflects the impact of losses incurred across various tax jurisdictions, each with different applicable income tax rates.

The Company mainly operates in the United States and Malaysia and is subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company, VRI, VerdePlus and VLI are subject to the tax laws of United States of America. The U.S. corporate income tax rate is 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented.

The Company has provided for a full valuation allowance against the deferred tax assets of $2,403,068 on the expected future tax benefits from the net operating loss (“NOL”) carry forwards of $11,443,181 as the management believes it is more likely than not that these assets will not be realized in the future.

Net Operating Losses (NOLs) generated prior to January 1, 2018, are able to be carried forward up to twenty subsequent years. Any NOLs created for tax years subsequent to that may be carried forward indefinitely. However, any NOLs arising from tax years ending after December 31, 2020, can only be used to offset up to 80% of taxable income.

For the nine months ended March 31, 2026 and 2025, there was no operating income under the U.S. tax regime.

BVI

Under current BVI law, VRAP is not subject to tax on income.

Labuan

Under the current laws of the Labuan applicable to BRL, income derived from an intellectual property right is subject to tax under the Malaysian Income Tax Act 1967 (ITA) at 24% of its chargeable income. However, BRL is not subject to income tax, given that it was a net loss position during the current period presented. BRL was administratively dissolved by being struck off the registers of the Labuan Financial Services Authority on October 19, 2025.

Malaysia

The Company’s subsidiaries, Verde Malaysia and Wision, are registered in Malaysia and are subject to the Malaysian corporate income tax at a standard income tax rate of 24% on chargeable income.

The operation in Malaysia incurred $1,079,271 of cumulative net operating losses as of March 31, 2026, which can be carried forward to offset future taxable income. The net operating losses are allowed to be carried forward up to a maximum of ten (10) years of assessments under the current tax legislation in Malaysia. The Company has provided for a full valuation allowance against the deferred tax assets of $259,025 on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

	Nine months ended March 31,
	2026	2025

Loss before income taxes	$(207,511)	$(296,259)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(49,803)	(71,102)
Non-deductible items	40,749	42,987
Tax losses unable to be carried forward	(4,945)	593
Valuation allowance	13,999	27,522
Income tax expense	$-	$-

Singapore

The Company operates in Singapore through its wholly owned subsidiary, Verde Resources Asia Pacific Pte. Ltd. Income earned by the Singapore subsidiary is subject to the statutory corporate income tax rate of 17%.

The following table sets forth the significant components of the deferred tax assets of the Company:

	March 31, 2026	June 30, 2025

Deferred tax assets:
Net operating loss carryforwards, from
US tax regime	$2,403,068	$2,090,051
Malaysia tax regime	259,025	249,972
Less: valuation allowance	(2,662,093)	(2,340,023)
Deferred tax assets, net	$-	$-

The Company has recorded valuation allowances for certain tax attribute carry forwards and other deferred tax assets due to uncertainty that exists regarding future realizability. If in the future the Company believes that it is more likely than not that these deferred tax benefits will be realized, the majority of the valuation allowances will be reversed in the unaudited condensed consolidated statement of operations. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months.

NOTE 17 - INCOME TAX

For the years ended June 30, 2025, and 2024, the local (“United States of America”) and foreign components of loss before income taxes were comprised of the following:

	Years ended June 30,
	2025	2024

Tax jurisdiction from:
- Local (US regime)	$(4,845,138)	$(2,444,654)
- Foreign, including
British Virgin Island	472,865	(160,538)
Malaysia	(398,431)	(578,231)
Labuan, Malaysia	(12,309)	(4,239)

Loss before income taxes	$(4,783,013)	$(3,187,662)

The provision for income taxes consisted of the following:

Years ended June 30,
	2025	2024

Current tax:	$-	$-
- Local	-	-
- Foreign	-	-

Deferred tax
- Local	-	-
- Foreign	-	-

Income tax expense (benefit)	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company mainly operates in U.S. and Malaysia that is subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

VRDR, VRI, VerdePlus and VLI are subject to the tax laws of United States of America. The U.S. corporate income tax rate is 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented.

The Company has provided for a full valuation allowance against the deferred tax assets of $2,090,801 on the expected future tax benefits from the net operating loss (“NOL”) carry forwards of $9,956,196 as the management believes it is more likely than not that these assets will not be realized in the future.

Net Operating Losses (NOLs) generated prior to January 1, 2018, are able to be carried forward up to twenty subsequent years. Any NOLs created for tax years subsequent to that may be carried forward indefinitely. However, any NOLs arising from tax years ending after December 31, 2020, can only be used to offset up to 80% of taxable income.

For the years ended June 30, 2025, and 2024, there were no operating income under the applicable U.S. tax regime.

BVI

Under the current BVI law, VRAP is not subject to tax on income.

Labuan

Under the current laws of the Labuan applicable to BRL, income derived from an intellectual property right is subject to tax under the Malaysian Income Tax Act 1967 (ITA) at 24% of its chargeable income. However, BRL is not subject to income tax, given that it was a net loss position during the current period presented. The losses are presently not able to be carried forward to offset against its future operation income as income generating activities have not yet been undertaken.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Malaysia

The Company’s subsidiaries, Verde Malaysia and Wision is registered in Malaysia and are subject to the Malaysia corporate income tax at a standard income tax rate of 24% on chargeable income.

The operation in Malaysia incurred $1,041,549 of cumulative net operating losses as of June 30, 2025 which can be carried forward to offset future taxable income. The net operating loss are allowed to be carried forward up to a maximum of ten (10) years of assessments under the current tax legislation in Malaysia. The Company has provided for a full valuation allowance against the deferred tax assets of $249,972 on the expected future tax benefits from the net operating loss (“NOL”) carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

	Years ended June 30,
	2025	2024

Loss before income taxes	$(398,431)	$(578,231)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(95,623)	(138,775)
Non-deductible items	50,953	47,265
Tax losses unable to be carried forward	2,954	1,017
Valuation allowance	41,716	90,493
Income tax expense	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company:

	As of June 30,
	2025	2024

Deferred tax assets:
Net operating loss carry forwards, from
US tax regime	$2,090,051	$1,439,384
Malaysia tax regime	249,972	205,026
Less: valuation allowance	(2,340,023)	(1,644,410)
Deferred tax assets, net	$-	$-

The Company has recorded valuation allowances for certain tax attribute carry forwards and other deferred tax assets due to uncertainty that exists regarding future realizability. If in the future the Company believes that it is more likely than not that these deferred tax benefits will be realized, the majority of the valuation allowances will be reversed in the consolidated statement of operations. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)